Shareholders' Equity - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended			17 Months Ended
	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2026	Feb. 28, 2015
Stockholders Equity [Line Items]
Net proceeds				$ 0	$ 0	$ 1,688
Shares of common stock repurchased (in shares)				0	0	0
Share of common stock available for repurchase (in shares)		5,100,000	5,100,000	5,100,000
Dividends declared per common share (in dollars per share)		$ 0.8275		$ 3.31	$ 3.06	$ 2.83
Maximum
Stockholders Equity [Line Items]
Shares available under the program to purchase outstanding common stock (in shares)								10,000,000
Dividend Reinvestment And Direct Stock Purchase Plan
Stockholders Equity [Line Items]
Shares available for grant (in shares)		4,100,000	4,100,000	4,100,000
Forward Sale Agreements
Stockholders Equity [Line Items]
Sale of stock, number of shares in transaction (in shares)	8,098,592
Sale of stock, price per share (in dollars per share)	$ 139.657
Net proceeds			$ 0
Forward Sale Agreements | Forecast
Stockholders Equity [Line Items]
Net proceeds							$ 1,131